Prior Year Restatement (Details) - Schedule of statement of comprehensive income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
As previously reported [Member] | Incorrect determination of functional currency [Member]
Prior Year Restatement (Details) - Schedule of statement of comprehensive income [Line Items]
Direct costs				$ (2,292,082)
Gross Profit / (Loss)				(2,202,489)
Finance costs				(1,007,305)
Profit / Loss and total comprehensive profit / (loss) for the year				(3,784,060)
Restatement adjustments [Member]
Prior Year Restatement (Details) - Schedule of statement of comprehensive income [Line Items]
Other income		$ 4,188	$ 8,554
General and administrative expenses	(207,419)	138,559	204,880
Finance costs	(29,119)	(51,895)
Revenue	$ (14,640,361)	$ (28,200,155)	(29,451,920)
Restatement adjustments [Member] | Incorrect determination of functional currency [Member]
Prior Year Restatement (Details) - Schedule of statement of comprehensive income [Line Items]
Direct costs				(3,727)
Gross Profit / (Loss)				(3,727)
Finance costs				40,379
Profit / Loss and total comprehensive profit / (loss) for the year				36,652
Restated [Member] | Incorrect determination of functional currency [Member]
Prior Year Restatement (Details) - Schedule of statement of comprehensive income [Line Items]
Direct costs				(2,295,809)
Gross Profit / (Loss)				(2,206,216)
Finance costs				(966,926)
Profit / Loss and total comprehensive profit / (loss) for the year				(3,747,408)
Other Payable [Member] | As previously reported [Member]
Prior Year Restatement (Details) - Schedule of statement of comprehensive income [Line Items]
Direct costs			(9,607,360)	(2,295,809)
Gross Profit / (Loss)			26,231,908	(2,206,216)
Other income
General and administrative expenses			(2,029,260)	(574,266)
Profit / Loss and total comprehensive profit / (loss) for the year			16,060,652	(3,747,408)
Revenue			35,839,268	89,593
Other Payable [Member] | Restatement adjustments [Member]
Prior Year Restatement (Details) - Schedule of statement of comprehensive income [Line Items]
Direct costs			(492,874)
Gross Profit / (Loss)			(29,944,794)
Other income			8,554
General and administrative expenses			204,880
Profit / Loss and total comprehensive profit / (loss) for the year			(29,731,360)
Revenue			(29,451,920)
Other Payable [Member] | Restated [Member]
Prior Year Restatement (Details) - Schedule of statement of comprehensive income [Line Items]
Direct costs			(10,100,234)	(2,295,809)
Gross Profit / (Loss)			(3,712,886)	(2,206,216)
Other income			8,554
General and administrative expenses			(1,824,380)	574,266
Profit / Loss and total comprehensive profit / (loss) for the year			(13,670,708)	3,747,408
Revenue			$ 6,387,348	$ 89,593